Share Capital (Details 5) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital Abstract
Stock options	3,210,000	3,550,000	3,280,000
Warrants	11,186,824	301,624	2,351,071
Balance	14,396,824	3,851,624	5,631,071